Property and Equipment (Details) - Schedule of Property and Equipment	6 Months Ended
Jun. 30, 2023 USD ($)
Cost
Cost Balance	$ 755,608
Additions	1,055,132
Disposal
Effects of currency translation	15,134
Cost Balance	1,825,874
Accumulated depreciation
Accumulated depreciation Balance	93,916
Depreciation	112,933
Disposal
Effects of currency translation	1,797
Accumulated depreciation Balance	208,646
Net book value	661,692
Accumulated depreciation net book value	1,617,228
Laboratory equipment [Member]
Cost
Cost Balance	579,261
Additions	837,200
Disposal
Effects of currency translation	11,736
Cost Balance	1,428,197
Accumulated depreciation
Accumulated depreciation Balance	75,650
Depreciation	53,681
Disposal
Effects of currency translation	1,228
Accumulated depreciation Balance	130,559
Net book value	503,611
Accumulated depreciation net book value	1,297,638
Office equipment [Member]
Cost
Cost Balance	176,347
Additions	172,594
Disposal
Effects of currency translation	3,186
Cost Balance	352,127
Accumulated depreciation
Accumulated depreciation Balance	18,266
Depreciation	59,252
Disposal
Effects of currency translation	569
Accumulated depreciation Balance	78,087
Net book value	158,081
Accumulated depreciation net book value	274,040
Construction in progress [Member]
Cost
Cost Balance
Additions	45,338
Disposal
Effects of currency translation	212
Cost Balance	45,550
Accumulated depreciation
Accumulated depreciation Balance
Depreciation
Disposal
Effects of currency translation
Accumulated depreciation Balance
Net book value
Accumulated depreciation net book value	$ 45,550